UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act File Number 811-10467
Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor
Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-866-947-7000
Date of fiscal year end: September 30
Date of reporting period: June 30, 2011

Item 1. Schedule of Investments
Schedule of Investments (000)*
June 30, 2011 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

Common Stock
Argentina — 0.2%
Telecom Argentina SA ADR	5,400	$141

Brazil — 12.7%
Banco Bradesco SA ADR	18,700	317
Banco do Brasil SA	36,100	644
BR Properties SA	17,500	197
Centrais Eletricas Brasileiras SA	26,800	357
Cia de Bebidas das Americas ADR	10,500	354
Cia de Saneamento Basico do Estado de Sao Paulo ADR	12,200	728
Cia de Saneamento de Minas Gerais	12,600	253
Cielo SA	26,800	664
Itau Unibanco Banco Multiplo SA ADR	8,000	188
Light SA	10,200	192
Petroleo Brasileiro SA ADR	15,500	525
Petroleo Brasileiro SPON SA, Class A ADR	17,500	537
Telecomunicacoes de Sao Paulo SA ADR	29,760	884
Tim Participacoes SA ADR	10,700	526
Vale SA, Class B ADR	38,600	1,233

		7,599

Chile — 0.9%
E.CL SA	67,421	190
ENTEL Chile SA	17,516	356

		546

China — 17.9%
Agricultural Bank of China Ltd., Class H	1,093,000	577
Bank of China Ltd., Class H	1,980,000	969
Chigo Holding Ltd.	2,450,000	218
China Communications Construction Co. Ltd., Class H	916,000	791
China Construction Bank Corp., Class H	1,240,000	1,032
China Metal Recycling Holdings Ltd.	222,800	272
China Minsheng Banking Corp. Ltd., Class H	118,000	109
China Minzhong Food Corp. Ltd. [1]	177,000	217
China Mobile Ltd. ADR	15,200	711
China Petroleum & Chemical Corp. ADR	12,700	1,288
China Railway Construction Corp. Ltd., Class H	407,500	342
China Shanshui Cement Group Ltd.	294,000	341
China Yuchai International Ltd.	17,300	365
CNOOC Ltd. ADR	1,300	307
FerroChina Ltd. [1,2,3]	258,000	—
Great Wall Motor Co. Ltd., Class H	167,500	277
Guangzhou R&F Properties Co. Ltd.	248,000	339
Industrial & Commercial Bank of China, Class H	369,000	282
Jiangxi Copper Co. Ltd., Class H	89,000	298
Kingboard Chemical Holdings Ltd.	60,500	281
Lonking Holdings Ltd.	435,000	239

Schedule of Investments (000)* (continued)
June 30, 2011 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

China — (continued)
Minmetals Resources Ltd. [1]	172,000	$127
PetroChina Co. Ltd. ADR	2,400	350
Renhe Commercial Holdings Co. Ltd.	2,128,000	411
Shenzhen Investment Ltd.	712,000	214
WuXi PharmaTech Cayman Inc. ADR [1]	12,300	216
Zhejiang Expressway Co. Ltd., Class H	224,000	169

		10,742

India — 5.5%
Bank of India	31,119	289
Coal India Ltd.	25,703	226
Hindalco Industries Ltd.	150,999	613
IDBI Bank Ltd.	152,283	467
Jubilant Foodworks Ltd. [1]	12,072	259
Oil & Natural Gas Corp. Ltd.	46,528	287
Tata Consultancy Services Ltd.	14,133	376
Tata Motors Ltd.	22,048	493
Titan Industries Ltd.	55,737	268

		3,278

Indonesia — 0.6%
Indofood CBP Sukses Makmur	359,000	227
Indofood Sukses Makmur Tbk PT	236,500	159

		386

Malaysia — 2.8%
Affin Holdings Bhd	214,700	237
Kuala Lumpur Kepong Bhd	46,500	342
Sime Darby Bhd	99,100	303
Telekom Malaysia Bhd	138,600	182
Tenaga Nasional Bhd	187,900	422
UMW Holdings Bhd	87,300	209

		1,695

Mexico — 2.4%
Alfa SAB de CV, Class A	28,500	425
America Movil SAB de CV, Class L ADR	3,695	199
Arca Continental SAB de CV	45,200	323
Fomento Economico Mexicano SAB de CV ADR	7,100	472

		1,419

Poland — 3.7%
KGHM Polska Miedz SA	17,381	1,250
Polski Koncern Naftowy Orlen SA	35,682	674
Tauron Polska Energia SA	110,467	266

		2,190

Russia — 8.2%
Gazprom OAO	33,594	248
Gazprom OAO ADR	119,054	1,738
LUKOIL OAO ADR	20,875	1,330
NovaTek GDR	1,312	181

Schedule of Investments (000)* (continued)
June 30, 2011 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

Russia — (continued)
Tatneft ADR	12,500	$539
VimpelCom Ltd. ADR	64,600	824

		4,860

South Africa — 6.5%
Aveng Ltd.	90,163	479
Exxaro Resources Ltd.	24,776	658
Growthpoint Properties Ltd.	149,760	406
Imperial Holdings Ltd.	14,766	266
Kumba Iron Ore Ltd.	3,039	218
MMI Holdings Ltd.	129,058	326
Redefine Properties Ltd.	172,843	202
Sanlam Ltd.	163,739	670
Sasol Ltd. ADR	12,900	682

		3,907

South Korea — 14.9%
BS Financial Group Inc. [1]	22,700	321
Daishin Securities Co. Ltd.	27,170	349
DGB Financial Group Inc. [1]	19,860	302
Dongkuk Steel Mill Co. Ltd.	17,700	685
Hana Financial Group Inc.	10,930	384
Hansol Paper Co.	35,110	309
Honam Petrochemical Corp.	778	290
Hyundai Heavy Industries Co. Ltd.	837	350
Hyundai Securities Co.	22,150	249
Industrial Bank of Korea	40,930	719
Kolon Industries Inc.	3,000	291
Korea Exchange Bank	38,020	343
KT Corp. ADR	28,200	548
KT&G Corp.	13,784	859
Meritz Finance Holdings Co. Ltd. [1]	2	—
Meritz Fire & Marine Insurance Co. Ltd.	19,907	247
Paradise Co.. Ltd.	30,607	200
Samsung Electronics Co. Ltd.	1,263	983
Simm Tech Co. Ltd.	16,824	204
SK Telecom Co. Ltd. ADR	22,400	419
Sungwoo Hitech Co. Ltd.	15,838	377
Woori Finance Holdings Co. Ltd.	35,040	461

		8,890

Taiwan — 12.3%
China Development Financial Holding Corp.	642,000	261
China Petrochemical Development Corp.	156,000	179
Compal Electronics Inc.	432,316	530
Coretronic Corp.	120,000	189
Farglory Land Development Co. Ltd.	75,000	187
Formosa Chemicals & Fibre Corp.	100,000	372
Formosa Plastics Corp.	185,000	667
Fubon Financial Holding Co. Ltd.	402,000	618

Schedule of Investments (000)* (continued)
June 30, 2011 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

Taiwan — (continued)
Gigabyte Technology Co. Ltd.	313,000	$351
Grand Pacific Petrochemical	344,000	214
Highwealth Construction Corp.	126,000	295
HTC Corp.	14,000	472
Huaku Development Co. Ltd.	1,198	4
Lite-On Technology Corp.	177,529	234
Radiant Opto-Electronics Corp.	218,360	706
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	53,302	672
Taiwan Surface Mounting Technology Co. Ltd.	114,000	340
United Microelectronics Corp. ADR	175,400	449
Wistron Corp.	101,600	180
Yageo Corp.	398,000	181
Youngtek Electronics Corp.	69,000	239

		7,340

Thailand — 3.0%
Advanced Info Service	176,200	599
Bangchak Petroleum	325,200	215
Bangkok Bank	30,900	160
Charoen Pokphand Foods PCL	625,700	603
Esso Thailand	542,500	200

		1,777

Turkey — 2.3%
Ford Otomotiv Sanayi AS	21,775	187
GSD Holding [1]	274,365	157
Tupras Turkiye Petrol Rafinerileri AS	20,016	492
Turk Traktor ve Ziraat Makineleri AS	5,953	137
Turkiye Sise ve Cam Fabrikalari AS	185,964	407

		1,380

Total Common Stock (Cost $50,802) — 93.9%		56,150

Preference Stock
Brazil — 1.5%
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	30,229	658
Marcopolo SA	48,000	215

		873

South Korea — 1.7%
Hyundai Motor Co.	10,758	833

Schedule of Investments (000)* (concluded)
June 30, 2011 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

South Korea — (continued)
LG Chemical Ltd.	1,396	$217

		1,050

Total Preference Stock (Cost $1,418) — 3.2%		1,923

Short-Term Investment
Dreyfus Cash Management, Institutional Class, 0.100% **	263,590	264

Total Short-Term Investment (Cost $264) — 0.4%		264

Total Investments — 97.5% (Cost $52,484) ‡		58,337

Other Assets in Excess of Liabilities — 2.5%		1,480

Net Assets — 100.0%		$59,817

*	Except for share data.

**	The rate reported is the 7-day effective yield as of June 30, 2011.

1	Non-income producing security.

2	Security is fair valued at zero due to the company’s insolvency.

3	Security considered illiquid. The total market value of such security as of June 30, 2011 was $—

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

Amounts	designated as “—“ are $0, or are rounded to $0.

‡	At June 30, 2011, the tax basis cost of the Fund’s investments was $52,484 and the unrealized appreciation and depreciation were $7,704 and ($1,851), respectively.
The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund’s investments carried at value:

	Level 1	Level 2^	Level 3	Total

Investments in Securities
Common Stock	$16,337	$39,813	$—	$56,150
Preference Stock	1,923	—	—	1,923
Short-Term Investment	264	—	—	264

Total Investments in Securities	$18,524	$39,813	$—	$58,337

^	Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market movement following the close of local trading.
Amounts designated as “—” are $0.
For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.
CCM-QH-002-0900

Item 2.	Controls and Procedures
(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.
(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust
By (Signature and Title)	/s/ Turner Swan
Turner Swan, President
Date: August 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President
Date: August 25, 2011

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson, Treasurer
Date: August 25, 2011